Derivatives - Summary of the Composition of Derivatives by Index (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	R$ (4,632,000,000)	R$ (4,856,000,000)
Adjustment to market value (in results / stockholders' equity)	729,000,000	4,389,000,000
Fair value	(3,903,000,000)	(467,000,000)
Liability position [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(20,812,000,000)	(23,235,000,000)
Adjustment to market value (in results / stockholders' equity)	(5,934,000,000)	(1,463,000,000)
Fair value	(26,746,000,000)	(24,698,000,000)
Assets 1 [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	16,180,000,000	18,379,000,000
Adjustment to market value (in results / stockholders' equity)	6,663,000,000	5,852,000,000
Fair value	22,843,000,000	24,231,000,000
Futures [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	607,980,000,000	666,927,000,000
Balance sheet account receivable / (received) (payable) paid	8,000,000	61,000,000
Adjustment to market value (in results / stockholders' equity)	150,000,000	66,000,000
Fair value	158,000,000	127,000,000
Futures [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	323,102,000,000	200,752,000,000
Balance sheet account receivable / (received) (payable) paid	(4,000,000)	(237,000,000)
Adjustment to market value (in results / stockholders' equity)	137,000,000	86,000,000
Fair value	133,000,000	(151,000,000)
Futures [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	187,000,000	147,000,000
Futures [Member] | Indices [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	109,501,000,000	47,295,000,000
Balance sheet account receivable / (received) (payable) paid	(34,000,000)	(213,000,000)
Adjustment to market value (in results / stockholders' equity)	(16,000,000)	3,000,000
Fair value	(50,000,000)	(210,000,000)
Futures [Member] | Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	166,833,000,000	109,649,000,000
Balance sheet account receivable / (received) (payable) paid	30,000,000	1,000,000
Fair value	30,000,000	1,000,000
Futures [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	28,514,000,000	31,141,000,000
Balance sheet account receivable / (received) (payable) paid		(25,000,000)
Adjustment to market value (in results / stockholders' equity)	153,000,000	83,000,000
Fair value	153,000,000	58,000,000
Futures [Member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	18,067,000,000	12,520,000,000
Futures [Member] | Commitments to sell [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	284,878,000,000	466,175,000,000
Balance sheet account receivable / (received) (payable) paid	12,000,000	298,000,000
Adjustment to market value (in results / stockholders' equity)	13,000,000	(20,000,000)
Fair value	25,000,000	278,000,000
Futures [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	168,000,000	284,000,000
Futures [Member] | Indices [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	128,147,000,000	169,930,000,000
Balance sheet account receivable / (received) (payable) paid	67,000,000	306,000,000
Adjustment to market value (in results / stockholders' equity)	11,000,000	(1,000,000)
Fair value	78,000,000	305,000,000
Futures [Member] | Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	118,186,000,000	213,991,000,000
Balance sheet account receivable / (received) (payable) paid	(56,000,000)	(11,000,000)
Adjustment to market value (in results / stockholders' equity)		1,000,000
Fair value	(56,000,000)	(10,000,000)
Futures [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	26,646,000,000	70,719,000,000
Balance sheet account receivable / (received) (payable) paid	1,000,000	3,000,000
Adjustment to market value (in results / stockholders' equity)		(22,000,000)
Fair value	1,000,000	(19,000,000)
Futures [Member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	505,000,000	941,000,000
Adjustment to market value (in results / stockholders' equity)	2,000,000	2,000,000
Fair value	2,000,000	2,000,000
Futures [Member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	11,218,000,000	10,275,000,000
Futures [Member] | Other [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,000,000	35,000,000
Futures [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	179,730,000,000	210,382,000,000
Swap [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	581,944,000,000	464,619,000,000
Balance sheet account receivable / (received) (payable) paid	(4,770,000,000)	(4,446,000,000)
Adjustment to market value (in results / stockholders' equity)	268,000,000	1,767,000,000
Fair value	(4,502,000,000)	(2,679,000,000)
Swap [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	585,574,000,000	471,221,000,000
Balance sheet account receivable / (received) (payable) paid	3,630,000,000	6,602,000,000
Adjustment to market value (in results / stockholders' equity)	5,560,000,000	3,940,000,000
Fair value	9,190,000,000	10,542,000,000
Swap [Member] | Indices [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	228,406,000,000	196,505,000,000
Balance sheet account receivable / (received) (payable) paid	(1,132,000,000)	794,000,000
Adjustment to market value (in results / stockholders' equity)	2,595,000,000	456,000,000
Fair value	1,463,000,000	1,250,000,000
Swap [Member] | Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	48,752,000,000	47,210,000,000
Balance sheet account receivable / (received) (payable) paid	670,000,000	1,897,000,000
Adjustment to market value (in results / stockholders' equity)	(72,000,000)	7,000,000
Fair value	598,000,000	1,904,000,000
Swap [Member] | Asset position - Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	10,145,000,000	13,582,000,000
Balance sheet account receivable / (received) (payable) paid	693,000,000	1,136,000,000
Adjustment to market value (in results / stockholders' equity)	245,000,000	(1,000,000)
Fair value	938,000,000	1,135,000,000
Swap [Member] | Floating rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	44,400,000,000	38,262,000,000
Balance sheet account receivable / (received) (payable) paid	(48,000,000)	(21,000,000)
Adjustment to market value (in results / stockholders' equity)	1,135,000,000	1,471,000,000
Fair value	1,087,000,000	1,450,000,000
Swap [Member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	253,854,000,000	175,609,000,000
Balance sheet account receivable / (received) (payable) paid	3,447,000,000	2,795,000,000
Adjustment to market value (in results / stockholders' equity)	1,656,000,000	2,007,000,000
Fair value	5,103,000,000	4,802,000,000
Swap [Member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,000,000	12,000,000
Adjustment to market value (in results / stockholders' equity)	1,000,000
Fair value	1,000,000
Swap [Member] | Other [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	13,000,000	36,000,000
Balance sheet account receivable / (received) (payable) paid		1,000,000
Fair value		1,000,000
Swap [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	590,344,000,000	475,667,000,000
Balance sheet account receivable / (received) (payable) paid	(8,400,000,000)	(11,048,000,000)
Adjustment to market value (in results / stockholders' equity)	(5,292,000,000)	(2,173,000,000)
Fair value	(13,692,000,000)	(13,221,000,000)
Swap [Member] | Indices [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	197,597,000,000	147,560,000,000
Balance sheet account receivable / (received) (payable) paid	(432,000,000)	(2,729,000,000)
Adjustment to market value (in results / stockholders' equity)	(4,141,000,000)	(2,115,000,000)
Fair value	(4,573,000,000)	(4,844,000,000)
Swap [Member] | Liability position - Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	38,398,000,000	36,554,000,000
Balance sheet account receivable / (received) (payable) paid	(293,000,000)	(328,000,000)
Adjustment to market value (in results / stockholders' equity)	15,000,000	(68,000,000)
Fair value	(278,000,000)	(396,000,000)
Swap [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	19,289,000,000	21,156,000,000
Balance sheet account receivable / (received) (payable) paid	(596,000,000)	(915,000,000)
Adjustment to market value (in results / stockholders' equity)	(12,000,000)	17,000,000
Fair value	(608,000,000)	(898,000,000)
Swap [Member] | Floating rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	42,690,000,000	36,438,000,000
Balance sheet account receivable / (received) (payable) paid	(36,000,000)	(140,000,000)
Adjustment to market value (in results / stockholders' equity)	(1,208,000,000)	(1,204,000,000)
Fair value	(1,244,000,000)	(1,344,000,000)
Swap [Member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	292,333,000,000	233,780,000,000
Balance sheet account receivable / (received) (payable) paid	(7,043,000,000)	(6,926,000,000)
Adjustment to market value (in results / stockholders' equity)	54,000,000	1,195,000,000
Fair value	(6,989,000,000)	(5,731,000,000)
Swap [Member] | Other [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	37,000,000	28,000,000
Swap [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		5,000,000
Swap [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		131,000,000
Swap [Member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		20,000,000
Balance sheet account receivable / (received) (payable) paid		(10,000,000)
Adjustment to market value (in results / stockholders' equity)		2,000,000
Fair value		(8,000,000)
Swap [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	368,439,000,000	329,626,000,000
Option contract [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,847,829,000,000	583,527,000,000
Balance sheet account receivable / (received) (payable) paid	452,000,000	(2,108,000,000)
Adjustment to market value (in results / stockholders' equity)	92,000,000	2,348,000,000
Fair value	544,000,000	240,000,000
Option contract [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	681,495,000,000	25,067,000,000
Option contract [member] | Non-current [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	245,514,000,000	163,069,000,000
Balance sheet account receivable / (received) (payable) paid	1,256,000,000	1,490,000,000
Adjustment to market value (in results / stockholders' equity)	392,000,000	(625,000,000)
Fair value	1,648,000,000	865,000,000
Option contract [member] | Non-current [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	367,000,000	404,000,000
Balance sheet account receivable / (received) (payable) paid	11,000,000	16,000,000
Adjustment to market value (in results / stockholders' equity)	18,000,000	1,000,000
Fair value	29,000,000	17,000,000
Option contract [member] | Non-current [Member] | Indices [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	178,839,000,000	99,978,000,000
Balance sheet account receivable / (received) (payable) paid	295,000,000	111,000,000
Adjustment to market value (in results / stockholders' equity)	(26,000,000)	(8,000,000)
Fair value	269,000,000	103,000,000
Option contract [member] | Non-current [Member] | Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	26,484,000,000	1,247,000,000
Balance sheet account receivable / (received) (payable) paid	37,000,000	1,000,000
Adjustment to market value (in results / stockholders' equity)	11,000,000	20,000,000
Fair value	48,000,000	21,000,000
Option contract [member] | Non-current [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	31,818,000,000	45,106,000,000
Balance sheet account receivable / (received) (payable) paid	647,000,000	1,205,000,000
Adjustment to market value (in results / stockholders' equity)	(201,000,000)	(835,000,000)
Fair value	446,000,000	370,000,000
Option contract [member] | Non-current [Member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	7,902,000,000	16,254,000,000
Balance sheet account receivable / (received) (payable) paid	254,000,000	150,000,000
Adjustment to market value (in results / stockholders' equity)	570,000,000	187,000,000
Fair value	824,000,000	337,000,000
Option contract [member] | Non-current [Member] | Commitments to sell [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	736,856,000,000	142,234,000,000
Balance sheet account receivable / (received) (payable) paid	1,457,000,000	1,713,000,000
Adjustment to market value (in results / stockholders' equity)	232,000,000	2,214,000,000
Fair value	1,689,000,000	3,927,000,000
Option contract [member] | Non-current [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	269,000,000	162,000,000
Balance sheet account receivable / (received) (payable) paid	4,000,000	4,000,000
Adjustment to market value (in results / stockholders' equity)	(1,000,000)	5,000,000
Fair value	3,000,000	9,000,000
Option contract [member] | Non-current [Member] | Indices [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	691,934,000,000	92,088,000,000
Balance sheet account receivable / (received) (payable) paid	495,000,000	106,000,000
Adjustment to market value (in results / stockholders' equity)	241,000,000	(9,000,000)
Fair value	736,000,000	97,000,000
Option contract [member] | Non-current [Member] | Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	11,623,000,000	7,533,000,000
Balance sheet account receivable / (received) (payable) paid	21,000,000	6,000,000
Adjustment to market value (in results / stockholders' equity)	96,000,000	(2,000,000)
Fair value	117,000,000	4,000,000
Option contract [member] | Non-current [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	24,134,000,000	33,078,000,000
Balance sheet account receivable / (received) (payable) paid	679,000,000	1,348,000,000
Adjustment to market value (in results / stockholders' equity)	(150,000,000)	2,101,000,000
Fair value	529,000,000	3,449,000,000
Option contract [member] | Non-current [Member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	129,000,000	145,000,000
Balance sheet account receivable / (received) (payable) paid	6,000,000	6,000,000
Adjustment to market value (in results / stockholders' equity)	(5,000,000)	(3,000,000)
Fair value	1,000,000	3,000,000
Option contract [member] | Non-current [Member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,753,000,000	9,211,000,000
Balance sheet account receivable / (received) (payable) paid	252,000,000	243,000,000
Adjustment to market value (in results / stockholders' equity)	51,000,000	122,000,000
Fair value	303,000,000	365,000,000
Option contract [member] | Non-current [Member] | Other [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	14,000,000	17,000,000
Option contract [member] | Non-current [Member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	20,000,000	11,000,000
Balance sheet account receivable / (received) (payable) paid	3,000,000
Fair value	3,000,000
Option contract [member] | Non-current [Member] | Other [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	84,000,000	69,000,000
Balance sheet account receivable / (received) (payable) paid	9,000,000	7,000,000
Adjustment to market value (in results / stockholders' equity)	20,000,000	10,000,000
Fair value	29,000,000	17,000,000
Option contract [member] | Current [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	88,688,000,000	129,392,000,000
Balance sheet account receivable / (received) (payable) paid	(1,008,000,000)	(2,674,000,000)
Adjustment to market value (in results / stockholders' equity)	(229,000,000)	1,721,000,000
Fair value	(1,237,000,000)	(953,000,000)
Option contract [member] | Current [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	278,000,000	239,000,000
Balance sheet account receivable / (received) (payable) paid	(6,000,000)	(3,000,000)
Adjustment to market value (in results / stockholders' equity)	(14,000,000)	(8,000,000)
Fair value	(20,000,000)	(11,000,000)
Option contract [member] | Current [Member] | Indices [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	30,554,000,000	83,283,000,000
Balance sheet account receivable / (received) (payable) paid	(168,000,000)	(161,000,000)
Adjustment to market value (in results / stockholders' equity)	22,000,000	29,000,000
Fair value	(146,000,000)	(132,000,000)
Option contract [member] | Current [Member] | Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	23,574,000,000	95,000,000
Balance sheet account receivable / (received) (payable) paid	(31,000,000)
Adjustment to market value (in results / stockholders' equity)	31,000,000
Option contract [member] | Current [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	27,774,000,000	39,900,000,000
Balance sheet account receivable / (received) (payable) paid	(719,000,000)	(2,447,000,000)
Adjustment to market value (in results / stockholders' equity)	247,000,000	1,875,000,000
Fair value	(472,000,000)	(572,000,000)
Option contract [member] | Current [Member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,347,000,000	5,599,000,000
Balance sheet account receivable / (received) (payable) paid	(73,000,000)	(54,000,000)
Adjustment to market value (in results / stockholders' equity)	(495,000,000)	(166,000,000)
Fair value	(568,000,000)	(220,000,000)
Option contract [member] | Current [Member] | Commitments to sell [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	776,771,000,000	148,832,000,000
Balance sheet account receivable / (received) (payable) paid	(1,253,000,000)	(2,637,000,000)
Adjustment to market value (in results / stockholders' equity)	(303,000,000)	(962,000,000)
Fair value	(1,556,000,000)	(3,599,000,000)
Option contract [member] | Current [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	222,000,000	268,000,000
Balance sheet account receivable / (received) (payable) paid	(8,000,000)	(17,000,000)
Adjustment to market value (in results / stockholders' equity)	4,000,000	(3,000,000)
Fair value	(4,000,000)	(20,000,000)
Option contract [member] | Current [Member] | Indices [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	737,942,000,000	104,268,000,000
Balance sheet account receivable / (received) (payable) paid	(505,000,000)	(137,000,000)
Adjustment to market value (in results / stockholders' equity)	(249,000,000)	51,000,000
Fair value	(754,000,000)	(86,000,000)
Option contract [member] | Current [Member] | Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,722,000,000	3,438,000,000
Balance sheet account receivable / (received) (payable) paid	(18,000,000)	(10,000,000)
Adjustment to market value (in results / stockholders' equity)	(86,000,000)	2,000,000
Fair value	(104,000,000)	(8,000,000)
Option contract [member] | Current [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	23,833,000,000	34,132,000,000
Balance sheet account receivable / (received) (payable) paid	(549,000,000)	(2,258,000,000)
Adjustment to market value (in results / stockholders' equity)	104,000,000	(884,000,000)
Fair value	(445,000,000)	(3,142,000,000)
Option contract [member] | Current [Member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	41,000,000	28,000,000
Balance sheet account receivable / (received) (payable) paid	(1,000,000)	(1,000,000)
Adjustment to market value (in results / stockholders' equity)	1,000,000
Fair value		(1,000,000)
Option contract [member] | Current [Member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,998,000,000	6,681,000,000
Balance sheet account receivable / (received) (payable) paid	(172,000,000)	(214,000,000)
Adjustment to market value (in results / stockholders' equity)	(77,000,000)	(128,000,000)
Fair value	(249,000,000)	(342,000,000)
Option contract [member] | Current [Member] | Other [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	13,000,000	17,000,000
Option contract [member] | Current [Member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	77,000,000	94,000,000
Balance sheet account receivable / (received) (payable) paid	(2,000,000)	(1,000,000)
Fair value	(2,000,000)	(1,000,000)
Option contract [member] | Current [Member] | Other [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	84,000,000	182,000,000
Balance sheet account receivable / (received) (payable) paid	(9,000,000)	(8,000,000)
Adjustment to market value (in results / stockholders' equity)	(20,000,000)	(9,000,000)
Fair value	(29,000,000)	(17,000,000)
Forward contract [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	9,954,000,000	13,429,000,000
Balance sheet account receivable / (received) (payable) paid	639,000,000	1,446,000,000
Adjustment to market value (in results / stockholders' equity)		(5,000,000)
Fair value	639,000,000	1,441,000,000
Forward contract [member] | Purchases receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,654,000,000	1,186,000,000
Balance sheet account receivable / (received) (payable) paid	1,861,000,000	1,240,000,000
Adjustment to market value (in results / stockholders' equity)		(5,000,000)
Fair value	1,861,000,000	1,235,000,000
Forward contract [member] | Floating rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	499,000,000	546,000,000
Balance sheet account receivable / (received) (payable) paid	499,000,000	545,000,000
Adjustment to market value (in results / stockholders' equity)		1,000,000
Fair value	499,000,000	546,000,000
Forward contract [member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,130,000,000	395,000,000
Balance sheet account receivable / (received) (payable) paid	1,337,000,000	450,000,000
Fair value	1,337,000,000	450,000,000
Forward contract [member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	25,000,000	245,000,000
Balance sheet account receivable / (received) (payable) paid	25,000,000	245,000,000
Adjustment to market value (in results / stockholders' equity)		(6,000,000)
Fair value	25,000,000	239,000,000
Forward contract [member] | Purchases payable [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(1,644,000,000)	(971,000,000)
Fair value	(1,644,000,000)	(971,000,000)
Forward contract [member] | Floating rate [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(499,000,000)	(545,000,000)
Fair value	(499,000,000)	(545,000,000)
Forward contract [member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(1,145,000,000)	(421,000,000)
Fair value	(1,145,000,000)	(421,000,000)
Forward contract [member] | Sales receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	737,000,000	8,139,000,000
Balance sheet account receivable / (received) (payable) paid	5,049,000,000	3,734,000,000
Adjustment to market value (in results / stockholders' equity)	1,000,000	2,000,000
Fair value	5,050,000,000	3,736,000,000
Forward contract [member] | Indices [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	31,000,000
Balance sheet account receivable / (received) (payable) paid	31,000,000
Fair value	31,000,000
Forward contract [member] | Floating rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		300,000,000
Balance sheet account receivable / (received) (payable) paid	1,873,000,000	300,000,000
Fair value	1,873,000,000	300,000,000
Forward contract [member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		2,250,000,000
Balance sheet account receivable / (received) (payable) paid	2,447,000,000	2,257,000,000
Fair value	2,447,000,000	2,257,000,000
Forward contract [member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	706,000,000	1,193,000,000
Balance sheet account receivable / (received) (payable) paid	698,000,000	1,169,000,000
Adjustment to market value (in results / stockholders' equity)	1,000,000	2,000,000
Fair value	699,000,000	1,171,000,000
Forward contract [member] | Sales deliverable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	7,563,000,000	4,104,000,000
Balance sheet account receivable / (received) (payable) paid	(4,627,000,000)	(2,557,000,000)
Adjustment to market value (in results / stockholders' equity)	(1,000,000)	(2,000,000)
Fair value	(4,628,000,000)	(2,559,000,000)
Forward contract [member] | Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,261,000,000	4,104,000,000
Adjustment to market value (in results / stockholders' equity)		(2,000,000)
Fair value		(2,000,000)
Forward contract [member] | Floating rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,874,000,000
Balance sheet account receivable / (received) (payable) paid	(1,873,000,000)	(300,000,000)
Adjustment to market value (in results / stockholders' equity)	(1,000,000)
Fair value	(1,874,000,000)	(300,000,000)
Forward contract [member] | Fixed rate [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,428,000,000
Balance sheet account receivable / (received) (payable) paid	(2,754,000,000)	(2,257,000,000)
Fair value	(2,754,000,000)	(2,257,000,000)
Forward contract [member] | Securities [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid		(5,000,000)
Fair value		(5,000,000)
Forward contract [member] | Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		4,396,000,000
Balance sheet account receivable / (received) (payable) paid		8,000,000
Fair value		8,000,000
Credit derivatives [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	10,110,000,000	12,100,000,000
Balance sheet account receivable / (received) (payable) paid	(30,000,000)
Adjustment to market value (in results / stockholders' equity)	109,000,000	34,000,000
Fair value	79,000,000	34,000,000
Credit derivatives [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,279,000,000
Balance sheet account receivable / (received) (payable) paid	(68,000,000)
Adjustment to market value (in results / stockholders' equity)	10,000,000
Fair value	(58,000,000)
Credit derivatives [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,831,000,000
Balance sheet account receivable / (received) (payable) paid	38,000,000
Adjustment to market value (in results / stockholders' equity)	99,000,000
Fair value	137,000,000
Credit derivatives [Member] | Credit derivatives asset position indices [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,000,000
Balance sheet account receivable / (received) (payable) paid	1,000,000
Fair value	1,000,000
Credit derivatives [Member] | Foreign currency [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,588,000,000	3,876,000,000
Balance sheet account receivable / (received) (payable) paid	15,000,000	188,000,000
Adjustment to market value (in results / stockholders' equity)	28,000,000	(56,000,000)
Fair value	43,000,000	132,000,000
Credit derivatives [Member] | Fixed rate [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	89,000,000	114,000,000
Adjustment to market value (in results / stockholders' equity)	2,000,000	2,000,000
Fair value	2,000,000	2,000,000
Credit derivatives [Member] | Securities [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,744,000,000	1,161,000,000
Balance sheet account receivable / (received) (payable) paid	20,000,000	2,000,000
Adjustment to market value (in results / stockholders' equity)	59,000,000	41,000,000
Fair value	79,000,000	43,000,000
Credit derivatives [Member] | Other [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	404,000,000	155,000,000
Balance sheet account receivable / (received) (payable) paid	2,000,000
Adjustment to market value (in results / stockholders' equity)	10,000,000	4,000,000
Fair value	12,000,000	4,000,000
Credit derivatives [Member] | Indices [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	761,000,000
Balance sheet account receivable / (received) (payable) paid	(7,000,000)
Adjustment to market value (in results / stockholders' equity)	(1,000,000)
Fair value	(8,000,000)
Credit derivatives [Member] | Foreign currency [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,582,000,000	5,487,000,000
Balance sheet account receivable / (received) (payable) paid	(40,000,000)	(189,000,000)
Adjustment to market value (in results / stockholders' equity)	9,000,000	70,000,000
Fair value	(31,000,000)	(119,000,000)
Credit derivatives [Member] | Securities [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	765,000,000	974,000,000
Balance sheet account receivable / (received) (payable) paid	(20,000,000)
Adjustment to market value (in results / stockholders' equity)	4,000,000	(21,000,000)
Fair value	(16,000,000)	(21,000,000)
Credit derivatives [Member] | Other [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	171,000,000	300,000,000
Balance sheet account receivable / (received) (payable) paid	(1,000,000)
Adjustment to market value (in results / stockholders' equity)	(2,000,000)	(6,000,000)
Fair value	(3,000,000)	(6,000,000)
Credit derivatives [Member] | Asset position [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		5,306,000,000
Balance sheet account receivable / (received) (payable) paid		190,000,000
Adjustment to market value (in results / stockholders' equity)		(9,000,000)
Fair value		181,000,000
Credit derivatives [Member] | Liability position [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		6,794,000,000
Balance sheet account receivable / (received) (payable) paid		(190,000,000)
Adjustment to market value (in results / stockholders' equity)		43,000,000
Fair value		(147,000,000)
Credit derivatives [Member] | Fixed rate [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		33,000,000
Balance sheet account receivable / (received) (payable) paid		(1,000,000)
Fair value		(1,000,000)
Credit derivatives [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,370,000,000	9,769,000,000
Non Deliverable Forward [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	252,628,000,000	250,775,000,000
Balance sheet account receivable / (received) (payable) paid	(948,000,000)	472,000,000
Adjustment to market value (in results / stockholders' equity)	153,000,000	162,000,000
Fair value	(795,000,000)	634,000,000
Non Deliverable Forward [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	133,316,000,000
Balance sheet account receivable / (received) (payable) paid	(3,729,000,000)
Adjustment to market value (in results / stockholders' equity)	(16,000,000)
Fair value	(3,745,000,000)
Non Deliverable Forward [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	119,312,000,000
Balance sheet account receivable / (received) (payable) paid	2,781,000,000
Adjustment to market value (in results / stockholders' equity)	169,000,000
Fair value	2,950,000,000
Non Deliverable Forward [Member] | Commodities [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	81,000,000	206,000,000
Balance sheet account receivable / (received) (payable) paid	6,000,000	18,000,000
Adjustment to market value (in results / stockholders' equity)	1,000,000	1,000,000
Fair value	7,000,000	19,000,000
Non Deliverable Forward [Member] | Indices [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,000,000	148,000,000
Balance sheet account receivable / (received) (payable) paid		9,000,000
Fair value		9,000,000
Non Deliverable Forward [Member] | Foreign currency [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	119,230,000,000	133,693,000,000
Balance sheet account receivable / (received) (payable) paid	2,775,000,000	3,256,000,000
Adjustment to market value (in results / stockholders' equity)	168,000,000	175,000,000
Fair value	2,943,000,000	3,431,000,000
Non Deliverable Forward [Member] | Commodities [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	175,000,000	244,000,000
Balance sheet account receivable / (received) (payable) paid	(14,000,000)	(27,000,000)
Adjustment to market value (in results / stockholders' equity)		2,000,000
Fair value	(14,000,000)	(25,000,000)
Non Deliverable Forward [Member] | Indices [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	249,000,000	27,000,000
Balance sheet account receivable / (received) (payable) paid	(6,000,000)
Fair value	(6,000,000)
Non Deliverable Forward [Member] | Foreign currency [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	132,880,000,000	116,437,000,000
Balance sheet account receivable / (received) (payable) paid	(3,708,000,000)	(2,784,000,000)
Adjustment to market value (in results / stockholders' equity)	(16,000,000)	(16,000,000)
Fair value	(3,724,000,000)	(2,800,000,000)
Non Deliverable Forward [Member] | Securities [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	12,000,000	18,000,000
Balance sheet account receivable / (received) (payable) paid	(1,000,000)
Fair value	(1,000,000)
Non Deliverable Forward [Member] | Asset position [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		134,049,000,000
Balance sheet account receivable / (received) (payable) paid		3,283,000,000
Adjustment to market value (in results / stockholders' equity)		176,000,000
Fair value		3,459,000,000
Non Deliverable Forward [Member] | Securities [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		2,000,000
Non Deliverable Forward [Member] | Liability position [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		116,726,000,000
Balance sheet account receivable / (received) (payable) paid		(2,811,000,000)
Adjustment to market value (in results / stockholders' equity)		(14,000,000)
Fair value		(2,825,000,000)
Check of swap [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	955,000,000	1,493,000,000
Balance sheet account receivable / (received) (payable) paid	(73,000,000)	(326,000,000)
Adjustment to market value (in results / stockholders' equity)	19,000,000	61,000,000
Fair value	(54,000,000)	(265,000,000)
Check of swap [Member] | Asset position - Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	514,000,000	923,000,000
Balance sheet account receivable / (received) (payable) paid		18,000,000
Adjustment to market value (in results / stockholders' equity)	68,000,000	70,000,000
Fair value	68,000,000	88,000,000
Check of swap [Member] | Liability position - Interbank market [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	441,000,000	570,000,000
Balance sheet account receivable / (received) (payable) paid	(73,000,000)	(344,000,000)
Adjustment to market value (in results / stockholders' equity)	(49,000,000)	(9,000,000)
Fair value	(122,000,000)	(353,000,000)
Check of swap [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	662,000,000	400,000,000
Other derivative financial instruments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,225,000,000	4,217,000,000
Balance sheet account receivable / (received) (payable) paid	90,000,000	45,000,000
Adjustment to market value (in results / stockholders' equity)	(62,000,000)	(44,000,000)
Fair value	28,000,000	1,000,000
Other derivative financial instruments [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,761,000,000
Balance sheet account receivable / (received) (payable) paid	(10,000,000)
Adjustment to market value (in results / stockholders' equity)	(54,000,000)
Fair value	(64,000,000)
Other derivative financial instruments [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,464,000,000
Balance sheet account receivable / (received) (payable) paid	100,000,000
Adjustment to market value (in results / stockholders' equity)	(8,000,000)
Fair value	92,000,000
Other derivative financial instruments [Member] | Foreign currency [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	35,000,000	84,000,000
Balance sheet account receivable / (received) (payable) paid	(7,000,000)
Adjustment to market value (in results / stockholders' equity)	5,000,000	(32,000,000)
Fair value	(2,000,000)	(32,000,000)
Other derivative financial instruments [Member] | Foreign currency [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	126,000,000	148,000,000
Balance sheet account receivable / (received) (payable) paid		(3,000,000)
Adjustment to market value (in results / stockholders' equity)	2,000,000	8,000,000
Fair value	2,000,000	5,000,000
Other derivative financial instruments [Member] | Fixed rate [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	83,000,000	81,000,000
Balance sheet account receivable / (received) (payable) paid	(1,000,000)	(1,000,000)
Adjustment to market value (in results / stockholders' equity)	(2,000,000)	(1,000,000)
Fair value	(3,000,000)	(2,000,000)
Other derivative financial instruments [Member] | Fixed rate [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,792,000,000	1,174,000,000
Balance sheet account receivable / (received) (payable) paid	99,000,000	48,000,000
Adjustment to market value (in results / stockholders' equity)	(18,000,000)	(5,000,000)
Fair value	81,000,000	43,000,000
Other derivative financial instruments [Member] | Securities [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,285,000,000	1,317,000,000
Balance sheet account receivable / (received) (payable) paid	(2,000,000)	(2,000,000)
Adjustment to market value (in results / stockholders' equity)	(47,000,000)	(30,000,000)
Fair value	(49,000,000)	(32,000,000)
Other derivative financial instruments [Member] | Securities [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	358,000,000	940,000,000
Balance sheet account receivable / (received) (payable) paid	1,000,000	3,000,000
Adjustment to market value (in results / stockholders' equity)	5,000,000	14,000,000
Fair value	6,000,000	17,000,000
Other derivative financial instruments [Member] | Other [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	358,000,000	164,000,000
Adjustment to market value (in results / stockholders' equity)	(10,000,000)	(4,000,000)
Fair value	(10,000,000)	(4,000,000)
Other derivative financial instruments [Member] | Other [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	158,000,000	307,000,000
Adjustment to market value (in results / stockholders' equity)	3,000,000	6,000,000
Fair value	3,000,000	6,000,000
Other derivative financial instruments [Member] | Asset position [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		2,569,000,000
Balance sheet account receivable / (received) (payable) paid		48,000,000
Adjustment to market value (in results / stockholders' equity)		23,000,000
Fair value		71,000,000
Other derivative financial instruments [Member] | Liability position [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,648,000,000
Balance sheet account receivable / (received) (payable) paid		(3,000,000)
Adjustment to market value (in results / stockholders' equity)		(67,000,000)
Fair value		(70,000,000)
Other derivative financial instruments [Member] | Other Derivative Financial Instruments Commodities [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		2,000,000
Other derivative financial instruments [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	R$ 2,900,000,000	R$ 3,188,000,000